Consolidated Balance Sheets (USD $)	Jul. 31, 2013	Jul. 31, 2012
Current assets
Cash and cash equivalents	$ 4,970,175	$ 5,141,509
Prepaid expenses	186,984	343,180
Other current assets	12,528	8,367
Total Current Assets	5,169,687	5,493,056
Property and equipment, net	151,625	76,911
Intangible assets, net	1,161,731	1,858,770
Other long-term assets	26,685
Total Assets	6,509,728	7,428,737
Current liabilities
Accounts payable and accrued liabilities	729,085	384,321
Accrued compensation		218,849
Accrued income taxes	1,600	3,200
Acquisition obligation, current	979,316	1,416,786
Accrued other	60,603
Total Current Liabilities	1,770,604	2,023,156
Acquisition obligation, net of current portion		979,316
Total Liabilities	1,770,604	3,002,472
Stockholders' Equity
Common stock authorized - 3,200,000,000 common shares with a par value of $0.0001, common stock issued and outstanding - 118,014,224 and 87,856,000 common shares as of July 31, 2013 and July 31, 2012, respectively	11,802	8,786
Additional paid-in capital	11,467,139	5,593,567
Warrants issued and outstanding - 57,644,276 and 42,246,000 warrants as of July 31, 2013 and July 31, 2012, respectively	6,611,098	5,024,640
Deficit accumulated during the development stage	(13,350,915)	(6,200,728)
Total Stockholders' Equity	4,739,124	4,426,265
Total Liabilities and Stockholders' Equity	$ 6,509,728	$ 7,428,737